Taxation - Reconciliation of Difference Between the PRC Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2020
Income Tax Disclosure [Abstract]
PRC Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries	(11.00%)	(12.00%)	(29.00%)
Permanent book - tax difference	(8.00%)	(3.00%)	(8.00%)
Additional deduction for research and development expenditures	6.00%	2.00%	1.00%
Effect of change on tax rate	(5.00%)	(18.00%)	0.00%
Changes in valuation allowance	(5.00%)	7.00%	13.00%
Effective tax rate	2.00%	1.00%	2.00%